Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings (Secured Borrowing by the Class of Collateral Pledged) (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2018	Mar. 31, 2018
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	¥ 28,029	¥ 21,169
Payables under securities lending transactions	1,924	8,206
Obligations to return securities received as collateral	3,427	3,177
Total	33,380	32,552
Japanese National Government and Japanese Government Agency Bonds [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	9,822	2,462
Payables under securities lending transactions	691	7,085
Obligations to return securities received as collateral	1,390	1,242
Total	11,903	10,789
Foreign Governments and Official Institutions Bonds [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	12,577	14,316
Payables under securities lending transactions	24	36
Obligations to return securities received as collateral	1,256	1,344
Total	13,857	15,696
Corporate Bonds [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	771	570
Obligations to return securities received as collateral	129	84
Total	900	654
Residential Mortgage-backed Securities [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	4,517	3,567
Total	4,517	3,567
Other Debt Securities [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	85	121
Total	85	121
Marketable Equity Securities [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	103	123
Payables under securities lending transactions	1,208	1,085
Obligations to return securities received as collateral	648	507
Total	1,959	1,715
Others [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	154	10
Payables under securities lending transactions	1
Obligations to return securities received as collateral	4
Total	¥ 159	¥ 10